Short-Term Investments (Details) - Schedule of Short-term Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Short-Term Investments (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 57,631	$ 99,623
Bonds [Member]
Short-Term Investments (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 3,802	$ 9,168
Maturity	January 25, 2023 - January 16, 2025	April 9, 2022 - January 16, 2025
Money market instruments [Member]
Short-Term Investments (Details) - Schedule of Short-term Investments [Line Items]
Carrying value	$ 53,829	$ 90,455
Bottom of Range [Member] | Bonds [Member]
Short-Term Investments (Details) - Schedule of Short-term Investments [Line Items]
Interest rates	5.50%	5.50%
Top of Range [Member] | Bonds [Member]
Short-Term Investments (Details) - Schedule of Short-term Investments [Line Items]
Interest rates	13.00%	13.00%